Shareholder Report, Holdings (Details) - C000148680	Apr. 30, 2025
Texas
Holdings [Line Items]
Percent of Total Investments	12.30%
New York
Holdings [Line Items]
Percent of Total Investments	9.50%
Illinois
Holdings [Line Items]
Percent of Total Investments	7.10%
Iowa
Holdings [Line Items]
Percent of Total Investments	6.10%
Tennessee
Holdings [Line Items]
Percent of Total Investments	5.60%
Alabama
Holdings [Line Items]
Percent of Total Investments	5.50%
Pennsylvania
Holdings [Line Items]
Percent of Total Investments	4.20%
Oregon
Holdings [Line Items]
Percent of Total Investments	3.60%
Louisiana
Holdings [Line Items]
Percent of Total Investments	3.60%
Georgia
Holdings [Line Items]
Percent of Total Investments	3.40%
AAA
Holdings [Line Items]
Percent of Total Investments	8.20%
AA+
Holdings [Line Items]
Percent of Total Investments	19.30%
AA
Holdings [Line Items]
Percent of Total Investments	13.50%
AA-
Holdings [Line Items]
Percent of Total Investments	7.10%
A+
Holdings [Line Items]
Percent of Total Investments	4.20%
A
Holdings [Line Items]
Percent of Total Investments	5.40%
A-
Holdings [Line Items]
Percent of Total Investments	7.80%
BBB+
Holdings [Line Items]
Percent of Total Investments	2.40%
BBB
Holdings [Line Items]
Percent of Total Investments	0.30%
D
Holdings [Line Items]
Percent of Total Investments	2.70%
Not Rated
Holdings [Line Items]
Percent of Total Investments	29.10%